Liquidity and Financial Condition (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Liquidity And Financial Condition
Liquidity and Financial Condition
Note 4. LIQUIDITY AND FINANCIAL CONDITION

For the six months ended June 30, 2020, the Company experienced a net operating loss and negative cash flow from operations. At June 30, 2020, the Company had balances of cash of $93,187, working capital of $244,515 and total stockholders’ equity of $7,851,151. To date, the Company has relied predominantly on operating cash flow and borrowings from its credit facilities and long-term debt to fund its operations.

On April 24, 2020, the Company received a loan under the CARES Act Payroll Protection Program (“PPP”) of $1,487,624. Proceeds from the loan used to cover documented expenses related to payroll, rent and utilities, during the 24-week period, subsequent to the cash being received by the Company, are eligible to be forgiven. The forgiveness amount allows for not more than 40% of the forgiveness to be for non-payroll items and is subject to reduction if employees are terminated or wages are reduced. The remaining unforgiven amount of the loan bears interest at 1% per annum and matures on April 24, 2025. Initial principal payments are deferred for the first ten months; however, interest still accrues during this time. There are no collateral requirements or prepayment penalties associated with the loan.

Due to the impact of the COVID-19 pandemic, during the period covered by the Report the Company had several current projects delayed and the commencement of certain future projects were unknown as of the date of this filing. All projects are anticipated to begin promptly once the Vermont State of Emergency expires. The current State of Emergency is scheduled to end on August 15, 2020. However, as the Company does support and maintain critical infrastructure, several projects were deemed essential and allowed to continue.

Under the terms of the Company’s equity line of credit, Lincoln Park Capital is required to purchase shares up to a total value of $15,000,000 pursuant to certain terms and conditions. The Company can require the purchase of 50,000 shares of Common Stock under a regular purchase. On the next day following a regular purchase, the Company can require the purchase of an accelerated purchase equal to 200% of the shares sold in the regular purchase as well as an additional accelerated purchase equal to 300% of the shares sold in the regular purchase. The total number of shares authorized under the Purchase Agreement total 3,024,194 which would allow the Company to maximize the equity line of credit within 10 business days.

The Company believes its current cash on hand including the proceeds received under the PPP loan, the availability under the equity line of credits, the collectability of its accounts receivable and project backlog are sufficient to meet its operating and capital requirements for at least the next twelve months from the date these financial statements are issued.

3.	LIQUIDITY AND FINANCIAL CONDITION

In 2019, the Company experienced a net operating loss and negative cash flow from operations. At December 31, 2019, the Company had balances of cash of $95,930, working capital of $362,586 and total stockholders’ equity of $4,016,761. To date, the Company has relied predominantly on operating cash flow to fund its operations and borrowings from its credit facilities.

The Company does not expect to continue to incur losses from operations as the net operating loss was a result of public company, legal and administrative related expenses incurred as well as the conversion to a C corporation at the time of the Reverse Merger and Recapitalization.

Under the terms of the equity line of credit, Lincoln Park Capital is required to purchase shares up to a total value of $15,000,000 pursuant to certain terms and conditions. The Company can require the purchase of 50,000 shares of Common Stock under a regular purchase. On the next day following a regular purchase, the Company can require the purchase of an accelerated purchase equal to 200% of the shares sold in the regular purchase as well as an additional accelerated purchase equal to 300% of the shares sold in the regular purchase. The total number of shares authorized under the Purchase Agreement total 3,024,194 which would allow the Company to maximize the equity line of credit within 10 business days.

The Company believes its current cash on hand, the availability under the equity line of credits, the collectability of its accounts receivable and project backlog are sufficient to meet its operating and capital requirements for at least the next twelve months from the date these financial statements are issued.